ADMINISTRATIVE EXPENSES (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General administrative expenses
Maintenance and repair of property, plant and equipment	$ 20,962	$ 21,359	$ 19,901
Office lease	29,761	26,136	28,098
Equipment lease	55	96	280
Insurance payments	3,439	3,354	3,842
Office supplies	5,070	6,862	5,747
IT and communication expenses	44,209	39,103	37,351
Heating, and other utilities	4,849	5,468	4,863
Security and valuables transport services	12,168	12,181	14,793
Representation and personnel travel expenses	3,444	4,262	5,440
Judicial and notarial expenses	1,148	974	952
Fees for technical reports and auditing	10,020	9,379	7,631
Other general administrative expenses	10,116	10,244	10,076
General administrative expenses	145,241	139,418	138,974
Outsourced services
Data processing	32,360	34,880	36,068
Products sale
Archive services	3,401	3,324	4,427
Valuation services	3,167	2,419	3,489
Outsourcing	9,936	6,878	5,404
Other	16,494	9,899	6,369
Outsourced services	65,358	57,400	55,757
Board expenses	1,297	1,290	1,371
Marketing expenses	19,286	18,877	17,844
Taxes, payroll taxes, and contributions
Real estate taxes	1,730	1,443	1,435
Patents	1,896	1,646	1,618
Other taxes	7	24	93
Contributions to SBIF	10,274	10,005	9,321
Taxes, payroll taxes, and contributions	13,907	13,118	12,467
Total	$ 245,089	$ 230,103	$ 226,413